UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            September 30, 2006
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia            11/13/06
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         122
                                             -------------------------

Form 13F Information Table Value Total:      $  398,322
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER                 TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       --------------                  CLASS     CUSIP    (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
                                     -------     -----     ---------   --------  ---  ----  ----------  -------- ----   ------  ----
ABM Industries Inc                      COM        000957100       2303    122760   SH          SOLE              122760
Adaptec Inc                             COM        00651F108       1129    256085   SH          SOLE              256085
Advanced Energy Inds                    COM        007973100       1276     74855   SH          SOLE               74855
Alcoa Inc                               COM        013817101       6235    222348   SH          SOLE              222348
Allied Capital Inc                      COM        01903Q108       6708    222041   SH          SOLE              222041
American Axle & Mfg                     COM        024061103       2372    142110   SH          SOLE              142110
Anheuser-Busch Cos Inc                  COM        035229103       3182     66977   SH          SOLE               66977
Apogee Enterprises                      COM        037598109       2785    183104   SH          SOLE              183104
Apria Healthcare Group Inc              COM        037933108       3272    165760   SH          SOLE              165760
Arkansas Best Corp                      COM        040790107       3204     74455   SH          SOLE               74455
Armor Holdings Inc                      COM        042260109       3995     69680   SH          SOLE               69680
Arvinmeritor Inc                        COM        043353101       3626    254635   SH          SOLE              254635
AT&T Inc                                COM        00206R102       3008     92390   SH          SOLE               92390
Bank of America                         COM        060505104       7633    142484   SH          SOLE              142484
Bank of New York                        COM        064057102       4695    133141   SH          SOLE              133141
BB&T Corp                               COM        054937107       1952     44578   SH          SOLE               44578
Bear Stearns                            COM        073902108       6955     49642   SH          SOLE               49642
Beazer Homes USA Inc                    COM        07556Q105       2524     64648   SH          SOLE               64648
Bellsouth Corp                          COM        079860102        808     18900   SH          SOLE               18900
Blyth Inc                               COM        09643P108       2931    120458   SH          SOLE              120458
Briggs & Stratton Corp                  COM        109043109       4333    157294   SH          SOLE              157294
Brunswick Corp                          COM        117043109       2825     90560   SH          SOLE               90560
Brush Engineered Materials              COM        117421107       2346     94350   SH          SOLE               94350
Cigna Corp                              COM        125509109       8020     68950   SH          SOLE               68950
Citigroup Inc                           COM        172967101        332      6693   SH          SOLE                6693
Clark Inc                               COM        181457102       1818    161275   SH          SOLE              161275
Coca Cola Co                            COM        191216100        273      6112   SH          SOLE                6112
Comerica Inc                            COM        200340107       5267     92537   SH          SOLE               92537
Convergys Corp                          COM        212485106       6019    291488   SH          SOLE              291488
Cooper Cos Inc                       COM NEW       216648402       1962     36680   SH          SOLE               36680
Countrywide Financial Corp              COM        222372104       5609    160085   SH          SOLE              160085
Crane Co                                COM        224399105       2875     68774   SH          SOLE               68774
CTS Corp                                COM        126501105       3534    256475   SH          SOLE              256475
Curtiss Wright                          COM        231561101       1843     60725   SH          SOLE               60725
Daimlerchrysler AG                      ORD        D1668R123       3015     60350   SH          SOLE               60350
Diebold Inc                             COM        253651103       4814    110591   SH          SOLE              110591
Donnelley & Sons Co                     COM        257867101       6501    197254   SH          SOLE              197254
DTE Energy Co                           COM        233331107       6167    148557   SH          SOLE              148557
Duke Energy Corp                        COM        26441C105        380     12580   SH          SOLE               12580
Eaton Corp                              COM        278058102       6474     94026   SH          SOLE               94026
Elkcorp                                 COM        287456107       3686    135776   SH          SOLE              135776
Everest Re Group LTD                    COM        G3223R108       6695     68646   SH          SOLE               68646
Exxon Mobile Corp                       COM        30231g102        903     13461   SH          SOLE               13461
Federal Natl Mtg Assn                   COM        313586109       2681     47954   SH          SOLE               47954
FirstEnergy Corp                        COM        337932107       7771    139116   SH          SOLE              139116
FirstMerit Corp                         COM        337915102       2788    120317   SH          SOLE              120317
Freds Inc                               COM        356108100       1842    145923   SH          SOLE              145923
Friedman Billings                       COM        358434108       1531    190664   SH          SOLE              190664
G B & T Bancshares Inc                  COM        361462104        244     11615   SH          SOLE               11615
Gannett Inc                             COM        364730101       4509     79340   SH          SOLE               79340
General Electric Co                     COM        369604103        240      6790   SH          SOLE                6790
Goodrich Corp                           COM        382388106       6408    158156   SH          SOLE              158156
H&R Block                               COM        093671105       3170    145830   SH          SOLE              145830
Hanesbrands Inc                         COM        410345102        910     40437   SH          SOLE               40437
HCC Ins Hldgs Inc                       COM        404132102       4002    121717   SH          SOLE              121717
Helen of Troy Ltd                       COM        G4388N106       2153    122620   SH          SOLE              122620
Helmerich & Payne Inc                   COM        423452101       2119     92000   SH          SOLE               92000
Home Depot Inc                          COM        437076102       2384     65727   SH          SOLE               65727
Intel Corp                              COM        458140100       3493    169830   SH          SOLE              169830
ISHARES TR                         MSCI EAFE IDX   464287465        370      5460   SH          SOLE                5460
ISHARES TR                        MSCI EMERG MKT   464287234        345      3560   SH          SOLE                3560
ISHARES INC                        MSCI EMU IDX    464286608        674      7160   SH          SOLE                7160
ISHARES INC                         MSCI JAPAN     464286848        515     38060   SH          SOLE               38060
ISHARES INC                       MSCI PAC J IDX   464286665        280      2520   SH          SOLE                2520
ISHARES TR                        RSSL MCRCP IDX   464288869        290      5437   SH          SOLE                5437
ISHARES TR                          S&P 500 GRW    464287309       1108     17951   SH          SOLE               17951
ISHARES TR                         S&P 500 VALUE   464287408       1480     20610   SH          SOLE               20610
ISHARES TR                        S&P MC 400 GRW   464287606        739      9807   SH          SOLE                9807
ISHARES TR                        S&P MIDCP VALU   464287705        956     12924   SH          SOLE               12924
ISHARES TR                        S&P SMLCP VALU   464287879        583      8362   SH          SOLE                8362
ISHARES TR                         S&P SMLCP GRW   464287887        365      3052   SH          SOLE                3052
John H Harland Co                       COM        412693103       2155     59115   SH          SOLE               59115
Johnson & Johnson                       COM        478160104        225      3459   SH          SOLE                3459
Johnson Controls Inc                    COM        478366107       7731    107764   SH          SOLE              107764
Jones Apparel Group Inc                 COM        480074103       5823    179489   SH          SOLE              179489
K2 Inc                                  COM        482732104       3501    298480   SH          SOLE              298480
Lauder Estee Cos Inc                   CL A        518439104       1912     47405   SH          SOLE               47405
Libbey Inc                              COM        529898108       2161    193155   SH          SOLE              193155
LSI Logic Corp                          COM        502161102       6704    815593   SH          SOLE              815593
Marsh & McLennan                        COM        571748102       2025     71927   SH          SOLE               71927
Mettler Toledo International            COM        592688105       1549     23420   SH          SOLE               23420
Olin Corp                               COM        680665205       2744    178640   SH          SOLE              178640
Orbotech Ltd                            ORD        m75253100       4583    193390   SH          SOLE              193390
Owens Ill Inc                         COM NEW      690768403       3332    216093   SH          SOLE              216093
Pepsico Inc                             COM        713448108        255      3913   SH          SOLE                3913
Perrigo Co                              COM        714290103       1570     92535   SH          SOLE               92535
Pfizer Inc                              COM        717081103       7518    265082   SH          SOLE              265082
Plantronics Inc                         COM        727493108       1941    110700   SH          SOLE              110700
Pogo Producing Co                       COM        730448107       1600     39060   SH          SOLE               39060
Polaris Industries Inc                  COM        731068102       3348     81367   SH          SOLE               81367
PPG Industries                          COM        693506107       7727    115197   SH          SOLE              115197
Regions Financial                       COM        758940100        971     26382   SH          SOLE               26382
Regis Corp                              COM        758932107       2918     81395   SH          SOLE               81395
Reinsurance Group Amer Inc              COM        759351109       3644     70180   SH          SOLE               70180
Royal Bank CDA Montreal Que             COM        780087102        201      4510   SH          SOLE                4510
Ruby Tuesday Inc                        COM        781182100       1975     70055   SH          SOLE               70055
Rydex ETF Trust                   S&P 500 EQ TRD   78355W106        739     16646   SH          SOLE               16646
Sabre Holdings Corp                     COM        785905100       3246    138795   SH          SOLE              138795
Sara Lee Corp                           COM        803111103       5243    326233   SH          SOLE              326233
St Paul Travelers                       COM        792860108       6812    145278   SH          SOLE              145278
Standex International Corp              COM        854231107       3251    116604   SH          SOLE              116604
Stewart Enterprises                     COM        860370105        105     17840   SH          SOLE               17840
Streettracks Ser Tr Wilshire R     WILSHIRE REIT   86330E604       1380     16800   SH          SOLE               16800
Suntrust Banks Inc                      COM        867914103        580      7509   SH          SOLE                7509
Technitrol Inc                          COM        878555101       3064    102645   SH          SOLE              102645
Telefonos de Mexico S A           SPON ADR ORD L   879403780       9396    367310   SH          SOLE              367310
Timken Co                               COM        887389104       4795    161003   SH          SOLE              161003
Tyco International Ltd                  COM        902124106       5279    188601   SH          SOLE              188601
Unitedhealth Group                      COM        91324P102       6859    139406   SH          SOLE              139406
Universal Corp                          COM        913456109       3535     96760   SH          SOLE               96760
US Bancorp                              COM        902973304       7566    227752   SH          SOLE              227752
USX-Marathon Group                      COM        565849106       5724     74434   SH          SOLE               74434
UTStarCom Inc                           COM        918076100       4438    500333   SH          SOLE              500333
Vanguard Intl Equity Index F        EMR MKT ETF    922042858        370      5511   SH          SOLE                5511
Vanguard Index Fds                  MID CAP ETF    922908629        370      5405   SH          SOLE                5405
VF Corp                                 COM        918204108       8355    114535   SH          SOLE              114535
Wachovia Corp 2nd New                   COM        929903102      10433    186963   SH          SOLE              186963
Washington Federal Inc                  COM        938824109       3205    142805   SH          SOLE              142805
Washington Mutual Inc                   COM        939322103       5226    120223   SH          SOLE              120223
Webster Financial Corp                  COM        947890109       2342     49720   SH          SOLE               49720
Wabtech Corp                            COM        929740108       1693     62415   SH          SOLE               62415
Wyeth                                   COM        983024100       5968    117397   SH          SOLE              117397

REPORT SUMMARY         122 DATA RECORDS           $398,322                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

